Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 185,000	$ 113,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months	132,000
Operating Leases, Future Minimum Payments, Due in Two Years	72,000
Operating Leases, Future Minimum Payments, Due in Three Years	62,000
Operating Leases, Future Minimum Payments, Due in Four Years	58,000
Operating Leases, Rent Expense, Sublease Rentals	37,000	50,000
Texas Railroad Commission [Member]
Commitments and Contingencies Disclosure [Line Items]
Letters of Credit Outstanding, Amount	$ 50,000